Consolidated Statements Of Earnings (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2015	Feb. 01, 2014	Feb. 02, 2013
Income Statement [Abstract]
Earnings (loss) from discontinued operations, tax benefit	$ 0	$ (5,922)	$ (3,066)
Disposition/impairment of discontinued operations, tax	$ 0	$ 0	$ 2,247